Subsequent Events (Details) (USD $)	6 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended		3 Months Ended
	Jun. 30, 2014	Aug. 15, 2014 Common Unitholders	Jul. 22, 2014 Common Unitholders	Jan. 22, 2014 Common Unitholders	Jan. 22, 2013 Common Unitholders	Apr. 22, 2014 Common Unitholders	Apr. 22, 2013 Common Unitholders	Aug. 08, 2014 Class B Unitholders	Jul. 22, 2014 Class B Unitholders	Jan. 22, 2014 Class B Unitholders	Jan. 22, 2013 Class B Unitholders	Apr. 22, 2014 Class B Unitholders	Apr. 22, 2013 Class B Unitholders
Dividend declared			$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325		$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375	$ 0.21375
Dividend to be paid		$ 0.2325						$ 0.21375
Drop Down Transaction	Drop Down Transaction: CMTC has proposed that it would agree to drop down three 9,000 TEU containerships and two medium range product tankers at attractive prices, as well provide the Partnership with a right of first refusal over six additional medium range product tankers, in exchange for amending the target distributions to holders of Incentive Distribution Rights ('Drop Down Transaction'). This proposal is subject to unitholders approval at the Annual General Meeting of the Partnership, scheduled for August 21, 2014.